Taxation	12 Months Ended
Sep. 30, 2024
Major components of tax expense (income) [abstract]
Taxation

10. Taxation

Reconciliation of effective tax rate

The Group incurred tax losses for the years ended September 30, 2024 and 2023 and accordingly has not recognized any current income tax during such periods. The following table presents the reconciliation of effective tax rate for the years ended September 30, 2024 and 2023:

	For the Year Ended September 30,
(in USD)	2024	2023
Loss before tax	(9,008,081)	(222,097,491)

Income tax at the domestic rate of 25.00% (2023: 22.00%)	(2,252,020)	(45,970,977)
Impact of difference in overseas tax rates	1,513,399	40,961,202
Non-deductible expenses	10,730	2,685
Current year losses for which no deferred tax asset is recognized	734,651	5,026,928
Others	(6,760)	(19,838)
	—	—

As our operating companies are owned by a UK holding company, the domestic rate of tax applied has been calculated using the rates of corporation tax applicable in the United Kingdom for the relevant period.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items because it is not probable that future taxable profits will be available against which the Group entities can utilize benefits therefrom as at September 30, 2024, and 2023:

	For the Year Ended September 30,
(in USD)	2024	2023
Severance liabilities	44,866	31,716
Tax losses	12,919,369	5,946,743
	12,964,235	5,978,459

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Group can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the countries in which the group companies operate.

Tax losses carried forward

Generally, tax losses in Thailand expire 5 years from the date the loss was incurred, but tax losses in the United Kingdom and France can be carried forward indefinitely. As at September 30, 2024, we had tax loss carry-forwards that will expire in the following periods:

(in USD)
2025	58,800
2026	503,282
2027	759,188
2028	1,475,536
2029	2,481,933
2030	2,602,660
No expiration	5,037,970
12,919,369

The losses are subject to examination by the tax authorities and to restriction on their utilization. In particular, the losses can only be utilized against profits arising in the legal entity in which they arose.